Shareholder Report, Holdings (Details) - C000253542	Oct. 31, 2024
State Street Institutional US Government Money Market FundFR_924QSGII3_4.855303_2030-12-31
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S24RGI9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S25CG00
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S25BUX4
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S25BUU0
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S25BUR7
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S25BV05
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)